Share capital and warrants - 2021 Flow-Through and Charity Flow-Through financing (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CAD ($) shares	Mar. 31, 2021 CAD ($) $ / shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Share capital and warrants
Issuance of common shares			$ 368
Share capital			1,032,786	$ 714,373
Share-issue costs			$ 6,298
Bought deal private placement
Share capital and warrants
Share capital	$ 7,900	$ 7,900
Share-issue costs	$ 1,500
Bought deal private placement | Flow-through shares
Share capital and warrants
Total common share and warrants issued | shares	2,055,742
Share issuance price | $ / shares		$ 9.05
Bought deal private placement | Charity flow-through shares
Share capital and warrants
Total common share and warrants issued | shares	1,334,500
Share issuance price | $ / shares		$ 11.24
Bought deal private placement | Charity flow-through shares | Pre-share consolidation
Share capital and warrants
Issuance of common shares	$ 33,600